Payments, by Category - USD ($)		Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	[1]	$ 15,165,000	$ 17,523,283	$ 3,849,580	$ 71,739	$ 122,067	$ 36,731,669

[1]	All payments are reported in US Dollars. Payments relating to project in Argentina were made in Argentine Pesos, payments relating to project in Malaysia were made in US Dollars and Malaysian Ringgits, payments relating to project in Indonesia were made in US Dollars, and payments relating to the project in Australia were made in Australian Dollars. Such payments made in currencies other than in US Dollars have been converted to US Dollars using the exchange rates as of December 31, 2025.